Acquisitions (Schedule of Pro-Forma Financial Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Business Combinations [Abstract]
Revenue	$ 1,420.2	$ 1,329.6
Net loss	$ (182.4)	$ (221.5)